Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax losses carried forward
No expiry date	$ 42,385	$ 32,859
2017		3,651
2018	858	807
2019	4,261	4,012
2020	36,188	34,059
2021	50,494	53,194
2022	65,195
Operating loss carryforwards	199,381	128,582
Deferred income tax valuation allowance:
At January 1	20,145	11,393	$ 7,455
Charged to consolidated statements of operations	11,410	9,886	6,601
Utilization of previously unrecognized tax losses	(387)	(21)	(34)
Write-off of expired tax losses	(558)		(1,493)
Others	(89)	(288)	(901)
Exchange differences	1,141	(825)	(235)
At December 31	$ 31,662	$ 20,145	$ 11,393